Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Cash flow from operating activities:
Net income (loss)	$ (103,679)	$ (50,577)	$ (10,050)	$ 9,865	$ 6,625	$ 2,462
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	75,927	72,179	64,983
Depreciation, depletion, amortization and accretion	72,934	68,290	61,377	11,812	10,479	9,984
Financing fee amortization	3,256	3,266	2,335	300
Share-based compensation expense	2,315	2,533	2,484
Deferred income tax benefit	(4,408)	(3,468)	(1,974)
Net loss on asset disposals	12,419	2,564	2,349
Goodwill impairment	68,202			0	0
Bargain purchase gain			(12,133)
Revaluation of asset retirement obligations			(3,420)
Revaluation of contingent consideration		(409)	(10,344)
Loss on debt financings	2,989	9,469
Other	(1,098)	(465)	894	801	(78)	308
Decrease (increase) in operating assets, net of acquisitions:
Account receivable	9,884	5,201	13,901	2,695	(1,924)	(1,232)
Inventories	499	(1,726)	(12,643)	(3,329)	2,841	(3,191)
Costs and estimated earnings in excess of billings	196	6,931	(613)
Other current assets	(453)	3,494	(4,823)	333	58	(251)
Other assets	(1,708)	1,189	(1,016)	(1,304)	308	(2,872)
Increase (decrease) in operating liabilities, net of acquisitions:
Accounts payable	4,067	(6,076)	6,612	2,093	(907)	865
Accrued expenses	(742)	17,175	(6,455)	(1,574)	6,685	650
Billings in excess of costs and estimated earnings	1,998	2,589	(8,209)
Pension and post-retirement benefit obligations				(1,704)	(1,368)	(1,644)
Other liabilities	(3,252)	(1,590)	1,375	(1,099)	(340)	(48)
Net cash provided by operating activities	66,412	62,279	23,253	18,589	22,379	5,031
Cash flow from investing activities:
Acquisitions, net of cash acquired	(61,601)	(48,757)	(161,073)
Loans to and repayments from affiliates, net				7,118	(10,220)
Purchases of property, plant and equipment	(65,999)	(45,488)	(38,656)	(25,594)	(12,805)	(7,110)
Proceeds from the sale of property, plant and equipment	16,085	8,836	7,157	3	69	168
Other		69	241		(79)
Net cash used for investing activities	(111,515)	(85,340)	(192,331)	(18,473)	(23,035)	(6,942)
Cash flow from financing activities:
Capital contributions by member			103,630
Proceeds from borrowings					7,000	36,500
Net proceeds from debt issuance	230,817	713,361	96,748
Principal payments on long-term debt				(750)	(5,783)	(34,500)
Payments on long-term debt	(188,424)	(697,438)	(49,000)
Payments on acquisition-related liabilities	(9,801)	(7,519)	(4,593)
Other	(3)	(702)	(10)	44	(17)	(43)
Net cash (used for) provided by financing activities	32,589	7,702	146,775	(706)	1,200	1,957
Net (decrease) increase in cash	(12,514)	(15,359)	(22,303)	(590)	544	46
Cash-beginning of period	27,431	42,790	65,093	599	55	9
Cash-end of period	$ 14,917	$ 27,431	$ 42,790	$ 9	$ 599	$ 55